Other Financial Liabilities-Current (Details) - Schedule of Warrant Liability was Measured Using a Black Scholes Model - Black Scholes Model [Member] - Warrant Liability [Member]	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares
Schedule of Warrant Liability was Measured Using a Black Scholes Model [Line Items]
Fair value, Warrants Outstanding	1,754,386	1,754,386
Fair Value per shares (in Dollars per share) | $ / shares	$ 0.53	$ 0.62
Fair value	$ 1,585,025	$ 1,607,791
Lapsed during the year, Warrants Outstanding	(1,754,386)
Lapsed during the year, Fair Value	$ (1,585,025)
Fair Value, (Gain) on remeasurement of warrant liability at fair value		$ (22,766)
Fair value, Warrants Outstanding		1,754,386
Fair Value per shares (in Dollars per share) | $ / shares		$ 0.53
Fair value		$ 1,585,025